Short-Term Loans	6 Months Ended
Jun. 30, 2026
Short-Term Loans [Abstract]
SHORT-TERM LOANS
NOTE 4:-	SHORT-TERM LOANS

The Company’s short-term loans consist of a series of unsecured loans obtained between 2023 and 2025 from shareholders, officers, directors and other investors, each bearing interest at 8% per annum and, other than the August 2023 loan, carrying an agreed risk premium payable at maturity. In August 2023, the Company borrowed $325, which was repaid in full in April 2024 following receipt of the Horizon 2020 grant. The loans outstanding as of December 31, 2025 comprised the January 2024 Loan (principal of $150 and an aggregate risk premium of $50), the October–November 2024 Bridge Loans (principal of $350 and a risk premium of 30% of the loan amount), the December 2024 Loan with the Company’s former Chief Executive Officer ($117 of accrued payroll salary converted into a loan, plus VAT, and a risk premium of 30% of the loan amount) and the April 2025 Loans (principal of $200 and a risk premium of 50% of the loan amount). Upon consummation of the IPO, the lenders were granted warrants to purchase an aggregate of 349,072 ordinary shares at an exercise price of $5.00 per share, and the maturity date of each outstanding loan was extended to December 31, 2025, with interest continuing to accrue through that date. Each risk premium was accounted for as additional interest payable at maturity and amortized over the term of the respective loan using the effective interest method. As of December 31, 2025, the aggregate loan balance, including accrued interest and unamortized risk premium, was $1,197, comprising approximately $221, $499, $162 and $315 with respect to the January 2024 Loan, the Bridge Loans, the December 2024 Loan and the April 2025 Loans, respectively, and the weighted-average contractual interest rate on short-term loans outstanding was 8%. During the six months ended June 30, 2026, the Company repaid all outstanding short-term loans, including accrued interest and accrued risk premium, in full, and no short-term loans were outstanding as of June 30, 2026.

The following table presents the movement in short-term loans:

Balance as of December 31, 2025	$1,197
Repayment of short-term loans	(1,197)

Balance as of June 30, 2026	$-